Share Capital (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 24, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares outstanding		525,004,897	528,761,835
Minimum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP	0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP	2.00%
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Average book value of shares repurchased		$ 8.77
Excess of the market price of treasury shares over average book value, including transaction costs		$ 91
Class B Non Voting Shares [Member]
Disclosure of classes of share capital [line items]
Par value		$ 0
Preferred shares redemption price, per share		$ 25
Shares cancelled		5,614,672
Cancellation of shares		$ 140
Number of shares outstanding		490,632,833	494,389,771	484,194,344
Class B Non Voting Shares [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Cancellation of shares, percentage of all shares		5.00%	5.00%
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Par value		$ 0
Preferred shares redemption price, per share		$ 25
Number of shares outstanding		22,372,064	22,372,064	22,420,064